UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:	028-11872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Scott B. Harsh
Title:	Managing Principal/President/CEO
Phone: 	(513) 977-4400

Signature, Place and Date of Signing:


/s/ Scott B. Harsh 	       Cincinnati, Ohio 	April 22, 2013
------------------------       -------------------      ---------
(Signature)		       (City, State)		(Date)

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager: NONE


				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total: 	21

Form 13F Information Table Value Total: 	$293,702
				                (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state none and omit the column headings and list entries)

NONE

							FORM 13F INFORMATION TABLE

							   VALUE  SHARES/   	SH/ PUT/ INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER  		TITLE OF CLASS   CUSIP     (x$1000) PRN AMT   	PRN CALL DSCRETN MANAGERS  SOLE     SHARE    NONE
--------------- ------------------------------ --------- -------- --------- --- ---- ------- --------- -------- -------- --------
POWERSHARES DB CMDTY IDX TRA    UNIT BEN INT    73935S105   62690    2295507	SH	   SOLE	    	   2295507
JPMORGAN CHASE & CO             ALERIAN ML ETN  46625H365   62802    1380869    SH         SOLE            1380869
ISHARES TR			RUSSELL MIDCAP	464287499  146354    1149766	SH	   SOLE	 	   1149766
ISHARES TR			MSCI EMERG MKT	464287234    2859      66854	SH	   SOLE	 	     66854
ISHARES TR			MSCI SMALL CAP	464288273    2709      61618	SH	   SOLE	 	     61618
ISHARES TR			RUSL 2000 VALU	464287630    4448      53078	SH	   SOLE	 	     53078
COMCAST CORP NEW		CL A SPL	20030N200    1323      33401	SH	   SOLE	 	     33401
SCRIPPS NETWORKS INTERACT IN	CL A COM	811065101    1544      24000	SH	   SOLE	 	     24000
ISHARES GOLD TRUST		ISHARES		464285105     371      23910	SH	   SOLE	 	     23910
ISHARES TR			MSCI ACWI EX	464288240     489      11420	SH	   SOLE		     11420
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKTETF 922042858     452      10530	SH	   SOLE		     10530
SPDR SERIES TRUST		S&P METALS MNG  78464A755     413      10220    SH         SOLE              10220
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US	922042775     459       9910	SH	   SOLE		      9910
SPDR GOLD TRUST			GOLD SHS	78463v107    1426       9230	SH	   SOLE		      9230
POWERSHARES ETF TRUST		FTSE RAFI 1000  73935X583     287       4090	SH	   SOLE		      4090
ISHARES TR			RUSSELL1000GRW	464287614    1942      27216	SH	   SOLE		     27216
FIFTH THIRD BANCORP		COM		316773100     170      10450	SH	   SOLE	 	     10450
BUILD A BEAR WORKSHOP		COM		120076104      67      12423	SH	   SOLE	 	     12423
ISHARES TR			S&P 100 IDX FD  464287101     825      11720    SH         SOLE              11720
ISHARES TR			CORE S&P500 ETF 464287200    1655      10520    SH         SOLE              10520
ISHARES TR			RUSL 2000 VALU  464287630     415	4390	SH	   SOLE		      4390

